SUBSEQUENT EVENT (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 25, 2025 CNY (¥)	Mar. 08, 2021 CNY (¥)	Jul. 14, 2025 CNY (¥)	Jul. 14, 2025 $ / shares	Dec. 31, 2024 CNY (¥)	Mar. 25, 2025 CNY (¥)	Jan. 08, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Dec. 27, 2023 CNY (¥)
Subsequent Event [Line Items]
Short-term borrowing					¥ 50,000			$ 6,850
Line of credit agreement with Agricultural Bank of China
Subsequent Event [Line Items]
Additional loan amount borrowed		¥ 310,000			192,371
Total loan amount repaid					87,126
Outstanding balance of long-term borrowings					105,245
Industrial and Commercial Bank of China
Subsequent Event [Line Items]
Short-term borrowing					20,000				¥ 20,000
Fixed interest rate (%)									2.85%
Bank of China
Subsequent Event [Line Items]
Short-term borrowing					¥ 30,000					¥ 30,000
Fixed interest rate (%)										2.85%
Subsequent Event | Special Dividend
Subsequent Event [Line Items]
Dividends declared date			Jul. 14, 2025
Common stock dividend declared (in dollars per share) | $ / shares				$ 0.0293
Dividends declared to ordinary shareholders			¥ 6,000
Date of dividend payment			Aug. 18, 2025
Record date of dividend payment			Jul. 31, 2025
Subsequent Event | Special Dividend | American Depository Shares (ADS)
Subsequent Event [Line Items]
Common stock dividend declared (in dollars per share) | $ / shares				$ 0.088
Date of dividend payment			Aug. 21, 2025
Subsequent Event | Line of credit agreement with Agricultural Bank of China
Subsequent Event [Line Items]
Additional loan amount borrowed	¥ 1,118
Interest rate (%)	2.85%
Total loan amount repaid	¥ 14,818
Outstanding balance of long-term borrowings	¥ 91,545
Subsequent Event | Industrial and Commercial Bank of China
Subsequent Event [Line Items]
Short-term borrowing						¥ 10,000
Fixed interest rate (%)						2.75%
Subsequent Event | Bank of China
Subsequent Event [Line Items]
Short-term borrowing							¥ 30,000
Fixed interest rate (%)							2.85%